FAIR VALUE MEASUREMENTS - Assets measured at fair value on a nonrecurring basis (Details) - Fair Value, Measurements, Nonrecurring [Member] - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Assets:
Retained non-controlling interest in a former subsidiary	$ 4,110
Intangible asset		$ 1,752
Total assets measured at fair value on a non-recurring basis	4,110	1,752
Fair Value, Inputs, Level 1 [Member]
Assets:
Retained non-controlling interest in a former subsidiary	0
Goodwill	0
Intangible asset		0
Total assets measured at fair value on a non-recurring basis	0	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Retained non-controlling interest in a former subsidiary	0
Goodwill	0
Intangible asset		0
Total assets measured at fair value on a non-recurring basis	0	0
Fair Value, Inputs, Level 3 [Member]
Assets:
Retained non-controlling interest in a former subsidiary	4,110
Intangible asset		1,752
Total assets measured at fair value on a non-recurring basis	$ 4,110	$ 1,752